Shareholder Report, Line Graph (Details) 194912_Aristotle International Equity Fund_Class I-2_TSR Annual {Class I-2} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
Class I-2
Account Value [Line Items]
Accumulated Value	$ 17,957	$ 16,998	$ 14,906	$ 15,711	$ 15,672	$ 10,425	$ 12,272	$ 12,603	$ 10,829	$ 10,000	$ 20,498
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI AC WORLD INDEX ex USA Net (USD)
Accumulated Value	17,899	16,872	14,897	15,693	15,929	10,661	12,628	13,183	11,313	10,000	$ 22,358
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE Net (USD)
Accumulated Value	$ 18,437	$ 17,579	$ 15,244	$ 15,457	$ 15,279	$ 10,569	$ 12,344	$ 12,820	$ 11,167	$ 10,000	$ 22,359